Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Computer equipment	2,638,812	2,740,189	349,425
Furniture and fixture	598,917	637,217	81,257
Office equipment	96,992	96,992	12,368
Less: accumulated depreciation	(3,047,996)	(3,213,502)	(409,781)
Net book value	286,725	260,896	33,269